Intangible Assets (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Summary of intangible assets
Accumulated amortization	$ (2,562,595)	$ (1,925,228)	$ (1,634,125)
Intangible assets, net	3,339,148	3,314,413	3,467,872
Moneytech software [Member]
Summary of intangible assets
Intangible assets, net	5,901,743	5,239,641	5,101,997
mPayments software [Member]
Summary of intangible assets
Intangible assets, net		664,880
Domain name [Member]
Summary of intangible assets
Intangible assets, net		$ 198,353